Other Non-Current Assets (Details) - Schedule of other non-current assets - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Other Non Current Assets Abstract
Prepayment of developing a metaverse platform	$ 4,597,232
Prepayment of developing non-fungible tokens (“NFTs”)	2,800,000
Prepaid consulting fees	925,933
Prepaid renovation expenses	886,367
Prepayment of copyright licenses	580,000
Prepaid royalties	95,798
Security deposit	55,425
Others	68,445
Total	$ 10,009,200